UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s PGIM QMA Long-Short Equity

Fund, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM US Real Estate Fund

and PGIM Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2019

Date of reporting period:	12/31/2018

Item 1. Schedule of Investments

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 129.1%
Common Stocks 128.7%
Aerospace & Defense 2.1%
Arconic, Inc.	1,600	$ 26,976
Ducommun, Inc.*	2,400	87,168
Lockheed Martin Corp.	600	157,104
Raytheon Co.	890	136,482
United Technologies Corp.	80	8,518
		416,248
Air Freight & Logistics 0.2%
Hub Group, Inc. (Class A Stock)*	200	7,414
United Parcel Service, Inc. (Class B Stock)	310	30,234
		37,648
Airlines 1.3%
Delta Air Lines, Inc.	2,500	124,750
United Continental Holdings, Inc.*	1,500	125,595
		250,345
Auto Components 0.1%
Tenneco, Inc. (Class A Stock)	700	19,173
Banks 5.8%
Bank of America Corp.(u)	13,100	322,784
BankUnited, Inc.	300	8,982
BB&T Corp.	1,600	69,312
Citigroup, Inc.(u)	4,200	218,652
Citizens Financial Group, Inc.	1,100	32,703
Comerica, Inc.	200	13,738
Fifth Third Bancorp	500	11,765
JPMorgan Chase & Co.(u)	4,300	419,766
KeyCorp	900	13,302
SunTrust Banks, Inc.	100	5,044
Synovus Financial Corp.	1,200	38,388
		1,154,436
Beverages 1.8%
Keurig Dr. Pepper, Inc.	2,900	74,356
Monster Beverage Corp.*	300	14,766

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
National Beverage Corp.	100	$ 7,177
PepsiCo, Inc.(u)	2,380	262,942
		359,241
Biotechnology 6.4%
AbbVie, Inc.(u)	2,700	248,913
Alexion Pharmaceuticals, Inc.*	1,160	112,938
Amgen, Inc.(u)	1,220	237,498
Biogen, Inc.*	540	162,497
Celgene Corp.*	2,160	138,434
Emergent BioSolutions, Inc.*	300	17,784
Exelixis, Inc.*	300	5,901
Genomic Health, Inc.*	200	12,882
Gilead Sciences, Inc.	2,800	175,140
Incyte Corp.*	1,600	101,744
Vertex Pharmaceuticals, Inc.*	340	56,341
		1,270,072
Building Products 0.6%
Armstrong World Industries, Inc.	600	34,926
Builders FirstSource, Inc.*	4,000	43,640
Resideo Technologies, Inc.*	1,045	21,475
Universal Forest Products, Inc.	540	14,018
		114,059
Capital Markets 2.8%
Affiliated Managers Group, Inc.	230	22,411
Ameriprise Financial, Inc.	1,060	110,632
BGC Partners, Inc. (Class A Stock)	900	4,653
Evercore, Inc. (Class A Stock)	200	14,312
Goldman Sachs Group, Inc. (The)	730	121,947
Invesco Ltd.	1,500	25,110
Morgan Stanley	3,800	150,670
State Street Corp.	1,200	75,684
T. Rowe Price Group, Inc.	300	27,696
		553,115
Chemicals 2.4%
Celanese Corp.	1,020	91,769
Chemours Co. (The)	2,100	59,262
Huntsman Corp.	2,900	55,941

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Ingevity Corp.*	900	$ 75,321
Koppers Holdings, Inc.*	2,200	37,488
LyondellBasell Industries NV (Class A Stock)	200	16,632
Mosaic Co. (The)	3,400	99,314
Olin Corp.	1,000	20,110
Trinseo SA	600	27,468
		483,305
Commercial Services & Supplies 0.5%
Herman Miller, Inc.	1,900	57,475
Quad/Graphics, Inc.	4,000	49,280
		106,755
Communications Equipment 2.4%
Arista Networks, Inc.*	340	71,638
Cisco Systems, Inc.(u)	7,200	311,976
CommScope Holding Co., Inc.*	3,900	63,921
Juniper Networks, Inc.	900	24,219
		471,754
Construction & Engineering 0.4%
Dycom Industries, Inc.*	40	2,162
EMCOR Group, Inc.	1,200	71,628
		73,790
Construction Materials 0.1%
United States Lime & Minerals, Inc.	200	14,200
Consumer Finance 0.9%
Capital One Financial Corp.	1,700	128,503
Navient Corp.	4,200	37,002
OneMain Holdings, Inc.*	900	21,861
		187,366
Containers & Packaging 0.5%
Greif, Inc. (Class A Stock)	1,300	48,243
Owens-Illinois, Inc.*	600	10,344

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Packaging Corp. of America	300	$ 25,038
Westrock Co.	500	18,880
		102,505
Distributors 0.6%
Genuine Parts Co.	1,100	105,622
LKQ Corp.*	700	16,611
		122,233
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.*	160	15,382
Diversified Financial Services 1.1%
AXA Equitable Holdings, Inc.	800	13,304
Berkshire Hathaway, Inc. (Class B Stock)*	800	163,344
Jefferies Financial Group, Inc.	1,900	32,984
Voya Financial, Inc.	200	8,028
		217,660
Diversified Telecommunication Services 3.0%
AT&T, Inc.(u)	9,200	262,568
Verizon Communications, Inc.(u)	5,800	326,076
		588,644
Electric Utilities 1.3%
Entergy Corp.	300	25,821
Eversource Energy	400	26,016
Exelon Corp.	3,600	162,360
FirstEnergy Corp.	200	7,510
Portland General Electric Co.	700	32,095
PPL Corp.	200	5,666
		259,468
Electrical Equipment 0.3%
AMETEK, Inc.	700	47,390
Atkore International Group, Inc.*	700	13,888
		61,278

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 1.4%
Avnet, Inc.	600	$ 21,660
CDW Corp.	1,200	97,260
Jabil, Inc.	800	19,832
Keysight Technologies, Inc.*	800	49,664
National Instruments Corp.	600	27,228
SYNNEX Corp.	300	24,252
Tech Data Corp.*	100	8,181
Zebra Technologies Corp. (Class A Stock)*	150	23,885
		271,962
Energy Equipment & Services 0.2%
Archrock, Inc.	2,200	16,478
Mammoth Energy Services, Inc.	500	8,990
Superior Energy Services, Inc.*	3,900	13,065
		38,533
Entertainment 1.5%
Activision Blizzard, Inc.	2,000	93,140
Viacom, Inc. (Class B Stock)	1,300	33,410
Walt Disney Co. (The)	1,560	171,054
		297,604
Equity Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	50	7,909
Apple Hospitality REIT, Inc.	1,500	21,390
Brixmor Property Group, Inc.	2,000	29,380
Chesapeake Lodging Trust	1,600	38,960
CoreCivic, Inc.	1,000	17,830
Corporate Office Properties Trust	500	10,515
DiamondRock Hospitality Co.	2,000	18,160
Empire State Realty Trust, Inc. (Class A Stock)	600	8,538
Franklin Street Properties Corp.	9,700	60,431
GEO Group, Inc. (The)	400	7,880
Hospitality Properties Trust	1,300	31,044
Host Hotels & Resorts, Inc.	3,800	63,346
Park Hotels & Resorts, Inc.	800	20,784
Piedmont Office Realty Trust, Inc. (Class A Stock)	1,000	17,040
Ryman Hospitality Properties, Inc.	400	26,676
SITE Centers Corp.	800	8,856
Spirit MTA REIT	1,190	8,485

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Spirit Realty Capital, Inc.	2,380	$ 83,895
VICI Properties, Inc.	1,700	31,926
		513,045
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	370	75,373
US Foods Holding Corp.*	1,500	47,460
Walgreens Boots Alliance, Inc.	2,100	143,493
		266,326
Food Products 1.8%
Archer-Daniels-Midland Co.	3,000	122,910
J.M. Smucker Co. (The)	730	68,248
Kraft Heinz Co. (The)	900	38,736
Pilgrim’s Pride Corp.*	600	9,306
Tyson Foods, Inc. (Class A Stock)	2,200	117,480
		356,680
Gas Utilities 0.1%
UGI Corp.	400	21,340
Health Care Equipment & Supplies 4.8%
Align Technology, Inc.*	230	48,169
Baxter International, Inc.	500	32,910
Boston Scientific Corp.*	3,900	137,826
Danaher Corp.	1,700	175,304
Edwards Lifesciences Corp.*	540	82,712
Hill-Rom Holdings, Inc.	200	17,710
IDEXX Laboratories, Inc.*	630	117,193
Intuitive Surgical, Inc.*	20	9,578
Masimo Corp.*	700	75,159
Medtronic PLC	1,100	100,056
Meridian Bioscience, Inc.	5,600	97,216
ResMed, Inc.	80	9,110
STERIS PLC	130	13,890
Stryker Corp.	190	29,782
		946,615
Health Care Providers & Services 4.6%
Anthem, Inc.	160	42,021
Centene Corp.*	590	68,027

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	292	$ 55,472
CVS Health Corp.	1,900	124,488
DaVita, Inc.*	700	36,022
HCA Healthcare, Inc.	1,300	161,785
Humana, Inc.	170	48,702
MEDNAX, Inc.*	400	13,200
Tenet Healthcare Corp.*	700	11,998
UnitedHealth Group, Inc.(u)	1,410	351,259
		912,974
Health Care Technology 0.7%
HMS Holdings Corp.*	800	22,504
Veeva Systems, Inc. (Class A Stock)*	1,200	107,184
		129,688
Hotels, Restaurants & Leisure 1.8%
Bloomin’ Brands, Inc.	2,100	37,569
Darden Restaurants, Inc.	680	67,905
Dine Brands Global, Inc.	100	6,734
Extended Stay America, Inc., UTS	2,000	31,000
Hilton Grand Vacations, Inc.*	2,200	58,058
Marriott International, Inc. (Class A Stock)	770	83,591
Marriott Vacations Worldwide Corp.	200	14,102
Norwegian Cruise Line Holdings Ltd.*	200	8,478
Penn National Gaming, Inc.*	600	11,298
Royal Caribbean Cruises Ltd.	500	48,895
		367,630
Household Durables 0.2%
Meritage Homes Corp.*	200	7,344
New Home Co., Inc. (The)*	3,100	16,213
NVR, Inc.*	10	24,370
		47,927
Household Products 1.0%
Procter & Gamble Co. (The)	1,900	174,648
Spectrum Brands Holdings, Inc.	400	16,900
		191,548

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 1.2%
AES Corp.	5,600	$ 80,976
NRG Energy, Inc.	4,000	158,400
		239,376
Industrial Conglomerates 1.0%
Honeywell International, Inc.(u)	1,470	194,216
Insurance 2.6%
Allstate Corp. (The)	700	57,841
American Financial Group, Inc.	100	9,053
CNO Financial Group, Inc.	500	7,440
Lincoln National Corp.	800	41,048
MetLife, Inc.	3,500	143,710
National General Holdings Corp.	5,600	135,576
Old Republic International Corp.	300	6,171
Reinsurance Group of America, Inc.	270	37,862
Unum Group	2,700	79,326
		518,027
Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)*(u)	281	293,634
Alphabet, Inc. (Class C Stock)*(u)	391	404,924
Facebook, Inc. (Class A Stock)*(u)	2,460	322,481
		1,021,039
Internet & Direct Marketing Retail 3.8%
1-800-Flowers.com, Inc. (Class A Stock)*	4,500	55,035
Amazon.com, Inc.*(u)	255	383,002
Booking Holdings, Inc.*	47	80,954
eBay, Inc.*	4,500	126,315
Nutrisystem, Inc.	500	21,940
Qurate Retail, Inc.*	4,200	81,984
		749,230
IT Services 6.6%
Accenture PLC (Class A Stock)(u)	1,290	181,903
Automatic Data Processing, Inc.(u)	1,400	183,568
Booz Allen Hamilton Holding Corp.	1,200	54,084
CACI International, Inc. (Class A Stock)*	110	15,843
Cognizant Technology Solutions Corp. (Class A Stock)	2,100	133,308
Conduent, Inc.*	800	8,504

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
DXC Technology Co.	2,100	$ 111,657
EPAM Systems, Inc.*	300	34,803
International Business Machines Corp.	590	67,065
Total System Services, Inc.	800	65,032
VeriSign, Inc.*	680	100,837
Visa, Inc. (Class A Stock)(u)	2,640	348,322
		1,304,926
Leisure Products 0.1%
Vista Outdoor, Inc.*	1,100	12,485
Life Sciences Tools & Services 1.9%
Illumina, Inc.*	610	182,958
Medpace Holdings, Inc.*	400	21,172
Thermo Fisher Scientific, Inc.	770	172,318
		376,448
Machinery 2.3%
Caterpillar, Inc.	1,370	174,086
Cummins, Inc.	830	110,921
Global Brass & Copper Holdings, Inc.	3,100	77,965
Mueller Industries, Inc.	2,700	63,072
Timken Co. (The)	600	22,392
		448,436
Media 1.5%
Comcast Corp. (Class A Stock)	3,200	108,960
News Corp. (Class A Stock)	3,200	36,320
Saga Communications, Inc. (Class A Stock)	400	13,292
TEGNA, Inc.	6,400	69,568
Tribune Media Co. (Class A Stock)	1,500	68,070
		296,210
Metals & Mining 1.2%
Alcoa Corp.*	300	7,974
Freeport-McMoRan, Inc.	6,000	61,860
Nucor Corp.	1,300	67,353
Steel Dynamics, Inc.	3,200	96,128
		233,315

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Ladder Capital Corp.	1,400	$ 21,658
Two Harbors Investment Corp.	2,400	30,816
Western Asset Mortgage Capital Corp.	9,400	78,396
		130,870
Multiline Retail 1.3%
Kohl’s Corp.	2,000	132,680
Macy’s, Inc.	4,300	128,054
		260,734
Multi-Utilities 0.8%
CenterPoint Energy, Inc.	2,700	76,221
MDU Resources Group, Inc.	3,600	85,824
		162,045
Oil, Gas & Consumable Fuels 6.7%
Antero Resources Corp.*	2,200	20,658
Arch Coal, Inc. (Class A Stock)	100	8,299
Cheniere Energy, Inc.*	1,800	106,542
Chevron Corp.(u)	2,210	240,426
CNX Resources Corp.*	800	9,136
ConocoPhillips	1,500	93,525
CONSOL Energy, Inc.*	200	6,342
Continental Resources, Inc.*	300	12,057
Exxon Mobil Corp.	2,100	143,199
HollyFrontier Corp.	1,700	86,904
Kinder Morgan, Inc.	8,300	127,654
Marathon Petroleum Corp.	2,000	118,020
Par Pacific Holdings, Inc.*	3,800	53,884
PBF Energy, Inc. (Class A Stock)	1,800	58,806
Phillips 66	1,430	123,195
Valero Energy Corp.	1,500	112,455
World Fuel Services Corp.	800	17,128
		1,338,230
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	400	8,888
Personal Products 0.7%
Herbalife Nutrition Ltd.*	1,600	94,320
Medifast, Inc.	130	16,253

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Nu Skin Enterprises, Inc. (Class A Stock)	200	$ 12,266
USANA Health Sciences, Inc.*	220	25,900
		148,739
Pharmaceuticals 6.3%
Allergan PLC	960	128,313
Bristol-Myers Squibb Co.	1,700	88,366
Eli Lilly & Co.	780	90,262
Johnson & Johnson(u)	2,100	271,005
Mallinckrodt PLC*	2,900	45,820
Merck & Co., Inc.(u)	4,000	305,640
Pfizer, Inc.	3,700	161,505
Zoetis, Inc.	1,800	153,972
		1,244,883
Professional Services 0.8%
Insperity, Inc.	1,490	139,106
Korn/Ferry International	400	15,816
TriNet Group, Inc.*	300	12,585
		167,507
Real Estate Management & Development 1.0%
CBRE Group, Inc. (Class A Stock)*	2,500	100,100
Newmark Group, Inc. (Class A Stock)	1,117	8,962
RMR Group, Inc. (The) (Class A Stock)	1,700	90,236
		199,298
Road & Rail 1.6%
CSX Corp.	2,400	149,112
Norfolk Southern Corp.	850	127,109
Old Dominion Freight Line, Inc.	360	44,456
		320,677
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	200	17,166
Cabot Microelectronics Corp.	100	9,535
Cirrus Logic, Inc.*	500	16,590
Intel Corp.(u)	6,900	323,817
KLA-Tencor Corp.	760	68,013
Lam Research Corp.	490	66,723

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.*	3,400	$ 107,882
MKS Instruments, Inc.	1,100	71,071
NXP Semiconductors NV (Netherlands)	1,200	87,936
ON Semiconductor Corp.*	1,200	19,812
Qorvo, Inc.*	600	36,438
Semtech Corp.*	200	9,174
Versum Materials, Inc.	900	24,948
Xilinx, Inc.	700	59,619
		918,724
Software 10.5%
Adobe, Inc.*(u)	1,110	251,126
American Software, Inc. (Class A Stock)	3,200	33,440
Cadence Design Systems, Inc.*	2,400	104,352
Citrix Systems, Inc.	400	40,984
Cornerstone OnDemand, Inc.*	100	5,043
Envestnet, Inc.*	200	9,838
Fortinet, Inc.*	2,000	140,860
Intuit, Inc.	910	179,134
LogMeIn, Inc.	500	40,785
Microsoft Corp.(u)	7,620	773,963
Oracle Corp.(u)	5,100	230,265
Paycom Software, Inc.*	370	45,307
Progress Software Corp.	600	21,294
salesforce.com, Inc.*	800	109,576
SS&C Technologies Holdings, Inc.	1,000	45,110
Synopsys, Inc.*	600	50,544
		2,081,621
Specialty Retail 2.8%
Advance Auto Parts, Inc.	480	75,581
Asbury Automotive Group, Inc.*	300	19,998
AutoNation, Inc.*	1,000	35,700
Dick’s Sporting Goods, Inc.	1,500	46,800
Foot Locker, Inc.	2,900	154,280
Michaels Cos., Inc. (The)*	1,300	17,602
Murphy USA, Inc.*	300	22,992
Tilly’s, Inc. (Class A Stock)	6,200	67,332
Ulta Beauty, Inc.*	450	110,178
		550,463

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.(u)	3,250	$ 512,655
Dell Technologies, Inc. (Class C Stock)*	972	47,492
Hewlett Packard Enterprise Co.	8,800	116,248
HP, Inc.	6,600	135,036
		811,431
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. (Class B Stock)	1,200	88,968
Tapestry, Inc.	1,800	60,750
Wolverine World Wide, Inc.	1,000	31,890
		181,608
Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.*	700	7,322
Radian Group, Inc.	4,400	71,984
		79,306
Tobacco 0.2%
Philip Morris International, Inc.	600	40,056
Trading Companies & Distributors 0.6%
GMS, Inc.*	800	11,888
Veritiv Corp.*	3,200	79,904
WESCO International, Inc.*	700	33,600
		125,392
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	1,100	40,216
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.*	1,600	101,776
Total Common Stocks (cost $26,767,833)		25,546,721

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Exchange Traded Fund 0.4%
SPDR S&P 500 ETF Trust (cost $92,102)	365	$ 91,221

Total Long-Term Investments (cost $26,859,935)		25,637,942

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $198,961)(w)	198,961	198,961
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $27,058,896)		25,836,903
Securities Sold Short (29.9)%
Common Stocks
Aerospace & Defense (0.2)%
Axon Enterprise, Inc.*	300	(13,125)
Mercury Systems, Inc.*	600	(28,374)
		(41,499)
Airlines (0.2)%
Allegiant Travel Co.	100	(10,022)
Spirit Airlines, Inc.*	500	(28,960)
		(38,982)
Auto Components (0.2)%
Visteon Corp.*	690	(41,593)
Banks (0.8)%
Bank of Hawaii Corp.	100	(6,732)
Commerce Bancshares, Inc.	100	(5,637)
First Republic Bank	1,600	(139,040)
Prosperity Bancshares, Inc.	200	(12,460)
		(163,869)
Beverages (0.0)%
MGP Ingredients, Inc.	100	(5,705)
Biotechnology (4.0)%
ACADIA Pharmaceuticals, Inc.*	400	(6,468)
Alder Biopharmaceuticals, Inc.*	1,400	(14,350)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	800	$ (58,328)
Atara Biotherapeutics, Inc.*	800	(27,792)
BioCryst Pharmaceuticals, Inc.*	3,400	(27,438)
BioMarin Pharmaceutical, Inc.*	200	(17,030)
Dynavax Technologies Corp.*	1,200	(10,980)
Enanta Pharmaceuticals, Inc.*	100	(7,083)
Exact Sciences Corp.*	3,000	(189,300)
Heron Therapeutics, Inc.*	1,200	(31,128)
ImmunoGen, Inc.*	2,600	(12,480)
Immunomedics, Inc.*	900	(12,843)
Invitae Corp.*	1,000	(11,060)
Portola Pharmaceuticals, Inc.*	2,000	(39,040)
Progenics Pharmaceuticals, Inc.*	2,400	(10,080)
Radius Health, Inc.*	800	(13,192)
Sangamo Therapeutics, Inc.*	800	(9,184)
Sarepta Therapeutics, Inc.*	1,730	(188,795)
Seattle Genetics, Inc.*	1,100	(62,326)
Spark Therapeutics, Inc.*	1,200	(46,968)
		(795,865)
Building Products (0.1)%
Allegion PLC	200	(15,942)
JELD-WEN Holding, Inc.*	400	(5,684)
		(21,626)
Capital Markets (0.4)%
MSCI, Inc.	60	(8,846)
Nasdaq, Inc.	500	(40,785)
Virtu Financial, Inc. (Class A Stock)	1,000	(25,760)
		(75,391)
Chemicals (0.7)%
International Flavors & Fragrances, Inc.	280	(37,595)
RPM International, Inc.	1,300	(76,414)
Sensient Technologies Corp.	400	(22,340)
Valvoline, Inc.	600	(11,610)
		(147,959)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Commercial Services & Supplies (0.2)%
ABM Industries, Inc.	1,100	$ (35,321)
Healthcare Services Group, Inc.	300	(12,054)
		(47,375)
Communications Equipment (0.4)%
ARRIS International PLC*	500	(15,285)
Finisar Corp.*	1,100	(23,760)
Plantronics, Inc.	400	(13,240)
ViaSat, Inc.*	600	(35,370)
		(87,655)
Containers & Packaging (1.0)%
Ball Corp.	2,400	(110,352)
Graphic Packaging Holding Co.	7,600	(80,864)
		(191,216)
Diversified Telecommunication Services (0.1)%
Cogent Communications Holdings, Inc.	200	(9,042)
Electronic Equipment, Instruments & Components (0.9)%
Cognex Corp.	900	(34,803)
Coherent, Inc.*	450	(47,569)
Fitbit, Inc. (Class A Stock)*	7,400	(36,778)
IPG Photonics Corp.*	300	(33,987)
Rogers Corp.*	160	(15,850)
		(168,987)
Energy Equipment & Services (0.2)%
Dril-Quip, Inc.*	200	(6,006)
Oil States International, Inc.*	600	(8,568)
US Silica Holdings, Inc.	1,700	(17,306)
		(31,880)
Entertainment (0.2)%
Madison Square Garden Co. (The) (Class A Stock)*	150	(40,155)
Equity Real Estate Investment Trusts (REITs) (0.5)%
CoreSite Realty Corp.	100	(8,723)
CubeSmart	400	(11,476)
CyrusOne, Inc.	200	(10,576)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Realty Trust, Inc.	500	$ (14,220)
Kilroy Realty Corp.	300	(18,864)
Macerich Co. (The)	900	(38,952)
		(102,811)
Health Care Equipment & Supplies (2.1)%
AxoGen, Inc.*	1,100	(22,473)
DexCom, Inc.*	660	(79,068)
Glaukos Corp.*	1,200	(67,404)
Insulet Corp.*	1,000	(79,320)
IntriCon Corp.*	200	(5,276)
iRhythm Technologies, Inc.*	500	(34,740)
Nevro Corp.*	1,000	(38,890)
Novocure Ltd.*	700	(23,436)
NuVasive, Inc.*	700	(34,692)
Quidel Corp.*	300	(14,646)
Wright Medical Group NV*	900	(24,498)
		(424,443)
Health Care Providers & Services (0.9)%
Cross Country Healthcare, Inc.*	1,300	(9,529)
Diplomat Pharmacy, Inc.*	1,600	(21,536)
Patterson Cos., Inc.	800	(15,728)
PetIQ, Inc.*	400	(9,388)
Tivity Health, Inc.*	1,400	(34,734)
WellCare Health Plans, Inc.*	380	(89,714)
		(180,629)
Health Care Technology (0.9)%
Evolent Health, Inc. (Class A Stock)*	2,300	(45,885)
Medidata Solutions, Inc.*	500	(33,710)
Teladoc Health, Inc.*	2,000	(99,140)
		(178,735)
Hotels, Restaurants & Leisure (0.7)%
Caesars Entertainment Corp.*	10,600	(71,974)
Planet Fitness, Inc. (Class A Stock)*	400	(21,448)
Starbucks Corp.	800	(51,520)
		(144,942)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Household Durables (0.3)%
Leggett & Platt, Inc.	1,500	$ (53,760)
Household Products (0.1)%
WD-40 Co.	60	(10,996)
Independent Power & Renewable Electricity Producers (0.4)%
Ormat Technologies, Inc.	900	(47,070)
Pattern Energy Group, Inc. (Class A Stock)	1,500	(27,930)
		(75,000)
Insurance (0.1)%
eHealth, Inc.*	600	(23,052)
Interactive Media & Services (0.4)%
Zillow Group, Inc. (Class C Stock)*	2,500	(78,950)
Internet & Direct Marketing Retail (0.2)%
Stamps.com, Inc.*	90	(14,008)
Wayfair, Inc. (Class A Stock)*	300	(27,024)
		(41,032)
IT Services (2.6)%
Gartner, Inc.*	1,050	(134,232)
Global Payments, Inc.	150	(15,469)
Jack Henry & Associates, Inc.	190	(24,039)
Okta, Inc.*	500	(31,900)
Square, Inc. (Class A Stock)*	3,000	(168,270)
Twilio, Inc. (Class A Stock)*	1,500	(133,950)
		(507,860)
Life Sciences Tools & Services (0.1)%
Cambrex Corp.*	300	(11,328)
Qiagen N.V.*	400	(13,780)
		(25,108)
Machinery (0.6)%
CIRCOR International, Inc.*	600	(12,780)
Deere & Co.	430	(64,143)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Machinery (cont’d.)
Graco, Inc.	300	$ (12,555)
Trinity Industries, Inc.	1,000	(20,590)
		(110,068)
Media (0.1)%
New York Times Co. (The) (Class A Stock)	1,100	(24,519)
Metals & Mining (0.6)%
Allegheny Technologies, Inc.*	2,100	(45,717)
Newmont Mining Corp.	2,300	(79,695)
		(125,412)
Multiline Retail (0.2)%
Dollar Tree, Inc.*	400	(36,128)
Oil, Gas & Consumable Fuels (1.5)%
Centennial Resource Development, Inc. (Class A Stock)*	2,300	(25,346)
EQT Corp.	8,000	(151,120)
Green Plains, Inc.	1,400	(18,354)
Matador Resources Co.*	1,500	(23,295)
PDC Energy, Inc.*	1,400	(41,664)
Ring Energy, Inc.*	1,900	(9,652)
SRC Energy, Inc.*	3,900	(18,330)
W&T Offshore, Inc.*	3,000	(12,360)
		(300,121)
Pharmaceuticals (0.4)%
Aerie Pharmaceuticals, Inc.*	700	(25,270)
Medicines Co. (The)*	1,200	(22,968)
Reata Pharmaceuticals, Inc. (Class A Stock)*	400	(22,440)
		(70,678)
Professional Services (0.4)%
IHS Markit Ltd.*	500	(23,985)
TransUnion	500	(28,400)
WageWorks, Inc.*	1,300	(35,308)
		(87,693)
Real Estate Management & Development (0.3)%
Howard Hughes Corp. (The)*	680	(66,382)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (1.7)%
Advanced Micro Devices, Inc.*	2,300	$ (42,458)
Ambarella, Inc.*	900	(31,482)
Microchip Technology, Inc.	3,000	(215,760)
Universal Display Corp.	500	(46,785)
		(336,485)
Software (4.3)%
2U, Inc.*	900	(44,748)
ACI Worldwide, Inc.*	500	(13,835)
Alteryx, Inc. (Class A Stock)*	1,300	(77,311)
Apptio, Inc. (Class A Stock)*	300	(11,388)
Box, Inc. (Class A Stock)*	4,100	(69,208)
Coupa Software, Inc.*	500	(31,430)
Ebix, Inc.	900	(38,304)
Everbridge, Inc.*	600	(34,056)
Guidewire Software, Inc.*	300	(24,069)
Instructure, Inc.*	1,000	(37,510)
Pegasystems, Inc.	500	(23,915)
Proofpoint, Inc.*	920	(77,105)
Q2 Holdings, Inc.*	100	(4,955)
RingCentral, Inc. (Class A Stock)*	300	(24,732)
Tableau Software, Inc. (Class A Stock)*	1,200	(144,000)
Workday, Inc. (Class A Stock)*	810	(129,341)
Zendesk, Inc.*	1,100	(64,207)
		(850,114)
Specialty Retail (0.5)%
Abercrombie & Fitch Co. (Class A Stock)	700	(14,035)
At Home Group, Inc.*	1,800	(33,588)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,200	(31,080)
Lumber Liquidators Holdings, Inc.*	1,100	(10,472)
Party City Holdco, Inc.*	800	(7,984)
		(97,159)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	800	$ (44,216)
Watsco, Inc.	220	(30,611)
		(74,827)

Total Securities Sold Short (proceeds received $6,687,763)		(5,935,703)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.2% (cost $20,371,133)		19,901,200
Liabilities in excess of other assets (0.2)%		(45,300)

Net Assets 100.0%		$ 19,855,900

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 416,248	$—	$—
Air Freight & Logistics	37,648	—	—
Airlines	250,345	—	—
Auto Components	19,173	—	—
Banks	1,154,436	—	—
Beverages	359,241	—	—
Biotechnology	1,270,072	—	—
Building Products	114,059	—	—
Capital Markets	553,115	—	—
Chemicals	483,305	—	—

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$ 106,755	$—	$—
Communications Equipment	471,754	—	—
Construction & Engineering	73,790	—	—
Construction Materials	14,200	—	—
Consumer Finance	187,366	—	—
Containers & Packaging	102,505	—	—
Distributors	122,233	—	—
Diversified Consumer Services	15,382	—	—
Diversified Financial Services	217,660	—	—
Diversified Telecommunication Services	588,644	—	—
Electric Utilities	259,468	—	—
Electrical Equipment	61,278	—	—
Electronic Equipment, Instruments & Components	271,962	—	—
Energy Equipment & Services	38,533	—	—
Entertainment	297,604	—	—
Equity Real Estate Investment Trusts (REITs)	513,045	—	—
Food & Staples Retailing	266,326	—	—
Food Products	356,680	—	—
Gas Utilities	21,340	—	—
Health Care Equipment & Supplies	946,615	—	—
Health Care Providers & Services	912,974	—	—
Health Care Technology	129,688	—	—
Hotels, Restaurants & Leisure	367,630	—	—
Household Durables	47,927	—	—
Household Products	191,548	—	—
Independent Power & Renewable Electricity Producers	239,376	—	—
Industrial Conglomerates	194,216	—	—
Insurance	518,027	—	—
Interactive Media & Services	1,021,039	—	—
Internet & Direct Marketing Retail	749,230	—	—
IT Services	1,304,926	—	—
Leisure Products	12,485	—	—
Life Sciences Tools & Services	376,448	—	—
Machinery	448,436	—	—
Media	296,210	—	—
Metals & Mining	233,315	—	—
Mortgage Real Estate Investment Trusts (REITs)	130,870	—	—
Multiline Retail	260,734	—	—
Multi-Utilities	162,045	—	—
Oil, Gas & Consumable Fuels	1,338,230	—	—
Paper & Forest Products	8,888	—	—
Personal Products	148,739	—	—
Pharmaceuticals	1,244,883	—	—
Professional Services	167,507	—	—
Real Estate Management & Development	199,298	—	—
Road & Rail	320,677	—	—
Semiconductors & Semiconductor Equipment	918,724	—	—

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$ 2,081,621	$—	$—
Specialty Retail	550,463	—	—
Technology Hardware, Storage & Peripherals	811,431	—	—
Textiles, Apparel & Luxury Goods	181,608	—	—
Thrifts & Mortgage Finance	79,306	—	—
Tobacco	40,056	—	—
Trading Companies & Distributors	125,392	—	—
Transportation Infrastructure	40,216	—	—
Wireless Telecommunication Services	101,776	—	—

Exchange Traded Fund	91,221	—	—
Affiliated Mutual Fund	198,961	—	—
Common Stocks — Short
Aerospace & Defense	(41,499)	—	—
Airlines	(38,982)	—	—
Auto Components	(41,593)	—	—
Banks	(163,869)	—	—
Beverages	(5,705)	—	—
Biotechnology	(795,865)	—	—
Building Products	(21,626)	—	—
Capital Markets	(75,391)	—	—
Chemicals	(147,959)	—	—
Commercial Services & Supplies	(47,375)	—	—
Communications Equipment	(87,655)	—	—
Containers & Packaging	(191,216)	—	—
Diversified Telecommunication Services	(9,042)	—	—
Electronic Equipment, Instruments & Components	(168,987)	—	—
Energy Equipment & Services	(31,880)	—	—
Entertainment	(40,155)	—	—
Equity Real Estate Investment Trusts (REITs)	(102,811)	—	—
Health Care Equipment & Supplies	(424,443)	—	—
Health Care Providers & Services	(180,629)	—	—
Health Care Technology	(178,735)	—	—
Hotels, Restaurants & Leisure	(144,942)	—	—
Household Durables	(53,760)	—	—
Household Products	(10,996)	—	—
Independent Power & Renewable Electricity Producers	(75,000)	—	—
Insurance	(23,052)	—	—
Interactive Media & Services	(78,950)	—	—
Internet & Direct Marketing Retail	(41,032)	—	—
IT Services	(507,860)	—	—
Life Sciences Tools & Services	(25,108)	—	—
Machinery	(110,068)	—	—
Media	(24,519)	—	—
Metals & Mining	(125,412)	—	—
Multiline Retail	(36,128)	—	—
Oil, Gas & Consumable Fuels	(300,121)	—	—
Pharmaceuticals	(70,678)	—	—

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks — Short (continued)
Professional Services	$ (87,693)	$—	$—
Real Estate Management & Development	(66,382)	—	—
Semiconductors & Semiconductor Equipment	(336,485)	—	—
Software	(850,114)	—	—
Specialty Retail	(97,159)	—	—
Trading Companies & Distributors	(74,827)	—	—
Total	$19,901,200	$—	$—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 1.4%
AAR Corp.	4,100	$ 153,094
Arconic, Inc.	53,400	900,324
Raytheon Co.	36,500	5,597,275
Vectrus, Inc.*	10,700	230,906
		6,881,599
Air Freight & Logistics 0.4%
Hub Group, Inc. (Class A Stock)*	49,200	1,823,844
Airlines 2.2%
Delta Air Lines, Inc.	107,100	5,344,290
United Continental Holdings, Inc.*	61,600	5,157,768
		10,502,058
Auto Components 0.0%
Tenneco, Inc. (Class A Stock)	1,700	46,563
Banks 3.2%
Bank of America Corp.(u)	335,900	8,276,576
Citigroup, Inc.	103,000	5,362,180
Fifth Third Bancorp	61,400	1,444,742
First BanCorp. (Puerto Rico)	21,300	183,180
		15,266,678
Beverages 0.8%
Keurig Dr. Pepper, Inc.	50,700	1,299,948
PepsiCo, Inc.	23,600	2,607,328
		3,907,276
Biotechnology 5.2%
Alexion Pharmaceuticals, Inc.*	52,500	5,111,400
Biogen, Inc.*	19,500	5,867,940
BioSpecifics Technologies Corp.*	3,400	206,040
Celgene Corp.*	89,100	5,710,419
Genomic Health, Inc.*	19,800	1,275,318
Gilead Sciences, Inc.	84,600	5,291,730
Incyte Corp.*	23,900	1,519,801
		24,982,648

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.3%
Continental Building Products, Inc.*	67,600	$ 1,720,420
NCI Building Systems, Inc.*	76,000	551,000
Patrick Industries, Inc.*	3,450	102,154
Resideo Technologies, Inc.*	201,100	4,132,605
Universal Forest Products, Inc.	300	7,788
		6,513,967
Capital Markets 1.8%
Ameriprise Financial, Inc.	50,600	5,281,122
LPL Financial Holdings, Inc.	10,300	629,124
Morgan Stanley	67,400	2,672,410
		8,582,656
Chemicals 2.8%
Celanese Corp.	13,100	1,178,607
Huntsman Corp.	267,300	5,156,217
Mosaic Co. (The)	165,600	4,837,176
Trinseo SA	47,300	2,165,394
		13,337,394
Commercial Services & Supplies 0.1%
BrightView Holdings, Inc.*	51,500	525,815
Communications Equipment 3.0%
Cisco Systems, Inc.	180,400	7,816,732
CommScope Holding Co., Inc.*	306,800	5,028,452
F5 Networks, Inc.*	3,000	486,090
Juniper Networks, Inc.	43,600	1,173,276
		14,504,550
Construction & Engineering 0.4%
EMCOR Group, Inc.	32,700	1,951,863
Consumer Finance 1.2%
Capital One Financial Corp.	48,800	3,688,792
OneMain Holdings, Inc.*	97,000	2,356,130
		6,044,922
Containers & Packaging 0.3%
Greif, Inc. (Class A Stock)	33,500	1,243,185

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 1.1%
Genuine Parts Co.	53,500	$ 5,137,070
Diversified Telecommunication Services 2.7%
AT&T, Inc.	204,900	5,847,846
ATN International, Inc.	8,700	622,311
Verizon Communications, Inc.(u)	112,600	6,330,372
		12,800,529
Electric Utilities 0.7%
Exelon Corp.	73,600	3,319,360
Electrical Equipment 0.2%
Atkore International Group, Inc.*	60,800	1,206,272
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	62,400	5,057,520
PC Connection, Inc.	500	14,865
ScanSource, Inc.*	17,600	605,088
SYNNEX Corp.	45,900	3,710,556
Tech Data Corp.*	2,900	237,249
		9,625,278
Energy Equipment & Services 0.6%
Archrock, Inc.	178,700	1,338,463
Mammoth Energy Services, Inc.	8,700	156,426
Matrix Service Co.*	30,100	539,994
Superior Energy Services, Inc.*	154,300	516,905
Unit Corp.*	40,400	576,912
		3,128,700
Entertainment 1.5%
Walt Disney Co. (The)(u)	68,000	7,456,200
Equity Real Estate Investment Trusts (REITs) 2.2%
Brixmor Property Group, Inc.	29,600	434,824
Franklin Street Properties Corp.	68,400	426,132
GEO Group, Inc. (The)	106,200	2,092,140
Ryman Hospitality Properties, Inc.	42,300	2,820,987
Spirit Realty Capital, Inc.	114,860	4,048,815
Xenia Hotels & Resorts, Inc.	54,200	932,240
		10,755,138

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 2.3%
Archer-Daniels-Midland Co.	118,100	$ 4,838,557
Pilgrim’s Pride Corp.*	52,300	811,173
Tyson Foods, Inc. (Class A Stock)	98,700	5,270,580
		10,920,310
Gas Utilities 0.6%
UGI Corp.	55,000	2,934,250
Health Care Equipment & Supplies 1.7%
STERIS PLC	34,000	3,632,900
Zimmer Biomet Holdings, Inc.	43,700	4,532,564
		8,165,464
Health Care Providers & Services 1.9%
Cigna Corp.	14,945	2,838,309
CVS Health Corp.	90,700	5,942,664
MEDNAX, Inc.*	14,000	462,000
		9,242,973
Health Care Technology 0.6%
HealthStream, Inc.	3,200	77,280
HMS Holdings Corp.*	93,600	2,632,968
		2,710,248
Hotels, Restaurants & Leisure 2.5%
Bloomin’ Brands, Inc.	196,400	3,513,596
Extended Stay America, Inc., UTS	198,000	3,069,000
Norwegian Cruise Line Holdings Ltd.*	8,800	373,032
Royal Caribbean Cruises Ltd.	52,700	5,153,533
		12,109,161
Household Durables 0.1%
Tupperware Brands Corp.	15,200	479,864
Independent Power & Renewable Electricity Producers 2.0%
AES Corp.	204,400	2,955,624
NRG Energy, Inc.	167,300	6,625,080
		9,580,704

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 3.2%
American Equity Investment Life Holding Co.	14,000	$ 391,160
CNO Financial Group, Inc.	20,200	300,576
Lincoln National Corp.	20,600	1,056,986
MetLife, Inc.	136,900	5,621,114
Reinsurance Group of America, Inc.	20,200	2,832,646
Unum Group	176,800	5,194,384
		15,396,866
Interactive Media & Services 3.3%
Alphabet, Inc. (Class A Stock)*	2,100	2,194,416
Alphabet, Inc. (Class C Stock)*	4,562	4,724,453
Facebook, Inc. (Class A Stock)*(u)	67,900	8,901,011
		15,819,880
Internet & Direct Marketing Retail 3.8%
1-800-Flowers.com, Inc. (Class A Stock)*	31,700	387,691
Amazon.com, Inc.*	900	1,351,773
Booking Holdings, Inc.*	3,400	5,856,228
eBay, Inc.*	103,700	2,910,859
Expedia Group, Inc.	25,400	2,861,310
Qurate Retail, Inc.*	255,400	4,985,408
		18,353,269
IT Services 4.8%
Cognizant Technology Solutions Corp. (Class A Stock)	76,500	4,856,220
DXC Technology Co.	99,400	5,285,098
EPAM Systems, Inc.*	39,300	4,559,193
Visa, Inc. (Class A Stock)	63,300	8,351,802
		23,052,313
Life Sciences Tools & Services 3.1%
Bruker Corp.	14,200	422,734
Illumina, Inc.*	15,500	4,648,915
Medpace Holdings, Inc.*	1,900	100,567
PRA Health Sciences, Inc.*	36,900	3,393,324
Thermo Fisher Scientific, Inc.	28,300	6,333,257
		14,898,797
Machinery 2.7%
Caterpillar, Inc.	40,200	5,108,214

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Cummins, Inc.	35,100	$ 4,690,764
Global Brass & Copper Holdings, Inc.	17,600	442,640
Milacron Holdings Corp.*	18,100	215,209
Oshkosh Corp.	35,300	2,164,243
Timken Co. (The)	7,800	291,096
Wabash National Corp.	15,800	206,664
		13,118,830
Media 0.9%
TEGNA, Inc.	23,300	253,271
Tribune Media Co. (Class A Stock)	89,000	4,038,820
		4,292,091
Metals & Mining 1.2%
Commercial Metals Co.	43,600	698,472
Steel Dynamics, Inc.	162,000	4,866,480
		5,564,952
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Western Asset Mortgage Capital Corp.	42,900	357,786
Multiline Retail 0.7%
Macy’s, Inc.	120,000	3,573,600
Multi-Utilities 0.6%
MDU Resources Group, Inc.	112,600	2,684,384
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.*	257,100	2,414,169
Chevron Corp.	22,000	2,393,380
CNX Resources Corp.*	61,300	700,046
Laredo Petroleum, Inc.*	108,800	393,856
Marathon Petroleum Corp.	67,800	4,000,878
PBF Energy, Inc. (Class A Stock)	12,600	411,642
Phillips 66	50,100	4,316,115
World Fuel Services Corp.	8,500	181,985
		14,812,071

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	8,200	$ 12,464
USANA Health Sciences, Inc.*	7,000	824,110
		836,574
Pharmaceuticals 4.5%
Allergan PLC	41,800	5,586,988
Bristol-Myers Squibb Co.	118,500	6,159,630
Eli Lilly & Co.	6,700	775,324
Merck & Co., Inc.(u)	103,100	7,877,871
Mylan NV*	44,000	1,205,600
		21,605,413
Professional Services 1.1%
Insperity, Inc.	33,400	3,118,224
Korn/Ferry International	53,400	2,111,436
		5,229,660
Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	55,600	2,226,224
Road & Rail 1.2%
CSX Corp.	91,600	5,691,108
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.*	14,100	92,496
Cabot Microelectronics Corp.	4,200	400,470
Intel Corp.(u)	172,800	8,109,504
NVE Corp.	2,200	192,588
Versum Materials, Inc.	107,900	2,990,988
		11,786,046
Software 7.7%
Cision Ltd.*	84,100	983,970
Fortinet, Inc.*	30,100	2,119,943
LogMeIn, Inc.	57,900	4,722,903
Manhattan Associates, Inc.*	15,600	660,972
Microsoft Corp.(u)	160,500	16,301,985
Oracle Corp.(u)	148,900	6,722,835

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Progress Software Corp.	14,800	$ 525,252
SS&C Technologies Holdings, Inc.	113,900	5,138,029
		37,175,889
Specialty Retail 0.7%
Asbury Automotive Group, Inc.*	13,800	919,908
J. Jill, Inc.*	43,700	232,921
Michaels Cos., Inc. (The)*	158,400	2,144,736
		3,297,565
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	17,200	2,713,128
Dell Technologies, Inc. (Class C Stock)*	43,537	2,127,645
HP, Inc.	223,700	4,576,902
		9,417,675
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	192,300	3,146,028
Trading Companies & Distributors 1.1%
BMC Stock Holdings, Inc.*	46,900	726,012
GMS, Inc.*	101,200	1,503,832
Veritiv Corp.*	12,100	302,137
WESCO International, Inc.*	61,800	2,966,400
		5,498,381
Wireless Telecommunication Services 1.9%
Shenandoah Telecommunications Co.	21,900	969,075
Telephone & Data Systems, Inc.	99,800	3,247,492
T-Mobile US, Inc.*	75,600	4,808,916
		9,025,483

Total Long-Term Investments (cost $490,481,611)		472,547,424

Short-Term Investments 0.3%
Affiliated Mutual Fund 0.1%
PGIM Core Ultra Short Bond Fund (cost $514,206)(w)	514,206	514,206

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) 0.2%
U.S. Treasury Bills	2.325%	03/21/19	250	$ 248,732
U.S. Treasury Bills	2.344	03/21/19	800	795,942

Total U.S. Treasury Obligations (cost $1,044,641)				1,044,674

Total Short-Term Investments (cost $1,558,847)				1,558,880
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $492,040,458)				474,106,304

	Shares
Securities Sold Short (36.6)%
Common Stocks
Auto Components (0.6)%
Dorman Products, Inc.*	11,500	(1,035,230)
Motorcar Parts of America, Inc.*	16,400	(272,896)
Visteon Corp.*	25,600	(1,543,168)
		(2,851,294)
Banks (1.7)%
Bank of Hawaii Corp.	10,300	(693,396)
Commerce Bancshares, Inc.	22,100	(1,245,777)
Community Bank System, Inc.	4,600	(268,180)
CVB Financial Corp.	16,100	(325,703)
First Republic Bank	58,200	(5,057,580)
Southside Bancshares, Inc.	21,200	(673,100)
		(8,263,736)
Beverages (0.1)%
Primo Water Corp.*	30,300	(424,503)
Biotechnology (2.4)%
Alnylam Pharmaceuticals, Inc.*	74,000	(5,395,340)
Atara Biotherapeutics, Inc.*	4,500	(156,330)
Clovis Oncology, Inc.*	25,400	(456,184)
Dynavax Technologies Corp.*	57,600	(527,040)
Heron Therapeutics, Inc.*	49,700	(1,289,218)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Portola Pharmaceuticals, Inc.*	59,800	$ (1,167,296)
Sarepta Therapeutics, Inc.*	23,800	(2,597,294)
		(11,588,702)
Building Products (0.4)%
AAON, Inc.	37,500	(1,314,750)
American Woodmark Corp.*	4,500	(250,560)
Owens Corning	10,800	(474,984)
		(2,040,294)
Capital Markets (1.1)%
FactSet Research Systems, Inc.	5,600	(1,120,728)
Hamilton Lane, Inc. (Class A Stock)	20,900	(773,300)
MSCI, Inc.	18,200	(2,683,226)
WisdomTree Investments, Inc.	87,700	(583,205)
		(5,160,459)
Chemicals (0.4)%
Sensient Technologies Corp.	36,200	(2,021,770)
Commercial Services & Supplies (0.9)%
ABM Industries, Inc.	15,400	(494,494)
Healthcare Services Group, Inc.	65,700	(2,639,826)
Rollins, Inc.	34,150	(1,232,815)
		(4,367,135)
Communications Equipment (0.2)%
ViaSat, Inc.*	16,200	(954,990)
Construction & Engineering (0.2)%
Willscot Corp.*	93,800	(883,596)
Containers & Packaging (1.7)%
AptarGroup, Inc.	4,300	(404,501)
Ball Corp.	106,700	(4,906,066)
Graphic Packaging Holding Co.	278,000	(2,957,920)
		(8,268,487)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (0.1)%
Sunrun, Inc.*	28,200	$ (307,098)
Electronic Equipment, Instruments & Components (0.9)%
IPG Photonics Corp.*	23,400	(2,650,986)
Mesa Laboratories, Inc.	3,400	(708,526)
Rogers Corp.*	7,900	(782,574)
		(4,142,086)
Energy Equipment & Services (0.2)%
Oil States International, Inc.*	53,600	(765,408)
Entertainment (1.0)%
Madison Square Garden Co. (The) (Class A Stock)*	17,000	(4,550,900)
Equity Real Estate Investment Trusts (REITs) (1.3)%
CoreSite Realty Corp.	4,100	(357,643)
CyrusOne, Inc.	93,600	(4,949,568)
Healthcare Realty Trust, Inc.	24,300	(691,092)
Retail Opportunity Investments Corp.	29,100	(462,108)
		(6,460,411)
Food Products (0.1)%
J&J Snack Foods Corp.	3,900	(563,901)
Health Care Equipment & Supplies (1.7)%
AxoGen, Inc.*	25,400	(518,922)
Heska Corp.*	5,700	(490,770)
Insulet Corp.*	53,600	(4,251,552)
iRhythm Technologies, Inc.*	21,600	(1,500,768)
Nevro Corp.*	25,300	(983,917)
Sientra, Inc.*	23,800	(302,498)
		(8,048,427)
Health Care Providers & Services (0.4)%
Diplomat Pharmacy, Inc.*	46,600	(627,236)
PetIQ, Inc.*	19,400	(455,318)
WellCare Health Plans, Inc.*	2,600	(613,834)
		(1,696,388)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (0.3)%
Inspire Medical Systems, Inc.*	16,300	$ (688,675)
Vocera Communications, Inc.*	24,600	(968,010)
		(1,656,685)
Hotels, Restaurants & Leisure (0.6)%
Planet Fitness, Inc. (Class A Stock)*	52,700	(2,825,774)
Household Durables (0.5)%
Installed Building Products, Inc.*	9,700	(326,793)
Roku, Inc.*	70,000	(2,144,800)
		(2,471,593)
Household Products (0.4)%
WD-40 Co.	11,100	(2,034,186)
Insurance (0.3)%
Arthur J Gallagher & Co.	16,600	(1,223,420)
eHealth, Inc.*	9,800	(376,516)
		(1,599,936)
Interactive Media & Services (1.1)%
Zillow Group, Inc. (Class C Stock)*	163,600	(5,166,488)
Internet & Direct Marketing Retail (0.6)%
GrubHub, Inc.*	16,100	(1,236,641)
Wayfair, Inc. (Class A Stock)*	16,700	(1,504,336)
		(2,740,977)
IT Services (3.9)%
Everi Holdings, Inc.*	61,400	(316,210)
Gartner, Inc.*	9,400	(1,201,696)
LiveRamp Holdings, Inc.*	40,100	(1,549,063)
Square, Inc. (Class A Stock)*	92,200	(5,171,498)
Twilio, Inc. (Class A Stock)*	61,800	(5,518,740)
Worldpay, Inc. (Class A Stock)*	66,600	(5,090,238)
		(18,847,445)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (0.3)%
Codexis, Inc.*	47,200	$ (788,240)
Luminex Corp.	37,400	(864,314)
		(1,652,554)
Machinery (2.9)%
Deere & Co.	32,200	(4,803,274)
Fortive Corp.	70,500	(4,770,030)
Graco, Inc.	6,700	(280,395)
Proto Labs, Inc.*	6,400	(721,856)
Sun Hydraulics Corp.	21,900	(726,861)
Trinity Industries, Inc.	129,200	(2,660,228)
		(13,962,644)
Media (0.3)%
GCI Liberty, Inc. (Class A Stock)*	3,780	(155,585)
New York Times Co. (The) (Class A Stock)	54,500	(1,214,805)
		(1,370,390)
Metals & Mining (1.0)%
Newmont Mining Corp.	143,200	(4,961,880)
Oil, Gas & Consumable Fuels (2.1)%
Concho Resources, Inc.*	44,800	(4,604,992)
EQT Corp.	218,900	(4,135,021)
Green Plains, Inc.	19,500	(255,645)
PDC Energy, Inc.*	34,900	(1,038,624)
		(10,034,282)
Pharmaceuticals (0.2)%
Amneal Pharmaceuticals, Inc.*	30,900	(418,077)
Reata Pharmaceuticals, Inc. (Class A Stock)*	7,900	(443,190)
		(861,267)
Professional Services (0.9)%
IHS Markit Ltd.*	69,700	(3,343,509)
TransUnion	17,900	(1,016,720)
		(4,360,229)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (1.3)%
Ambarella, Inc.*	14,300	$ (500,214)
Cree, Inc.*	85,900	(3,674,372)
Microchip Technology, Inc.	28,800	(2,071,296)
		(6,245,882)
Software (3.0)%
Alteryx, Inc. (Class A Stock)*	32,200	(1,914,934)
Benefitfocus, Inc.*	6,900	(315,468)
Blackline, Inc.*	14,600	(597,870)
Coupa Software, Inc.*	43,700	(2,746,982)
Ellie Mae, Inc.*	3,500	(219,905)
Everbridge, Inc.*	27,600	(1,566,576)
Instructure, Inc.*	14,300	(536,393)
Pegasystems, Inc.	46,800	(2,238,444)
Q2 Holdings, Inc.*	20,500	(1,015,775)
RingCentral, Inc. (Class A Stock)*	27,900	(2,300,076)
ShotSpotter, Inc.*	6,500	(202,670)
Zendesk, Inc.*	16,000	(933,920)
		(14,589,013)
Specialty Retail (0.7)%
At Home Group, Inc.*	56,200	(1,048,692)
Floor & Decor Holdings, Inc. (Class A Stock)*	83,800	(2,170,420)
Lumber Liquidators Holdings, Inc.*	23,400	(222,768)
		(3,441,880)
Technology Hardware, Storage & Peripherals (0.0)%
USA Technologies, Inc.*	43,000	(167,270)
Thrifts & Mortgage Finance (0.4)%
Kearny Financial Corp.	60,500	(775,610)
LendingTree, Inc.*	5,100	(1,119,807)
		(1,895,417)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	36,400	$ (2,011,828)

Total Securities Sold Short (proceeds received $190,081,125)		(176,257,205)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 61.8% (cost $301,959,333)		297,849,099
Other assets in excess of liabilities(z) 38.2%		183,820,903

Net Assets 100.0%		$ 481,670,002

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
34	S&P 500 E-Mini Index	Mar. 2019	$4,258,840	$5,196
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$1,044,674
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 6,881,599	$ —	$—
Air Freight & Logistics	1,823,844	—	—
Airlines	10,502,058	—	—
Auto Components	46,563	—	—
Banks	15,266,678	—	—
Beverages	3,907,276	—	—
Biotechnology	24,982,648	—	—
Building Products	6,513,967	—	—
Capital Markets	8,582,656	—	—
Chemicals	13,337,394	—	—
Commercial Services & Supplies	525,815	—	—
Communications Equipment	14,504,550	—	—
Construction & Engineering	1,951,863	—	—
Consumer Finance	6,044,922	—	—
Containers & Packaging	1,243,185	—	—
Distributors	5,137,070	—	—
Diversified Telecommunication Services	12,800,529	—	—
Electric Utilities	3,319,360	—	—
Electrical Equipment	1,206,272	—	—
Electronic Equipment, Instruments & Components	9,625,278	—	—
Energy Equipment & Services	3,128,700	—	—
Entertainment	7,456,200	—	—
Equity Real Estate Investment Trusts (REITs)	10,755,138	—	—
Food Products	10,920,310	—	—
Gas Utilities	2,934,250	—	—
Health Care Equipment & Supplies	8,165,464	—	—
Health Care Providers & Services	9,242,973	—	—
Health Care Technology	2,710,248	—	—
Hotels, Restaurants & Leisure	12,109,161	—	—
Household Durables	479,864	—	—
Independent Power & Renewable Electricity Producers	9,580,704	—	—
Insurance	15,396,866	—	—
Interactive Media & Services	15,819,880	—	—
Internet & Direct Marketing Retail	18,353,269	—	—
IT Services	23,052,313	—	—
Life Sciences Tools & Services	14,898,797	—	—
Machinery	13,118,830	—	—
Media	4,292,091	—	—
Metals & Mining	5,564,952	—	—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$ 357,786	$ —	$—
Multiline Retail	3,573,600	—	—
Multi-Utilities	2,684,384	—	—
Oil, Gas & Consumable Fuels	14,812,071	—	—
Personal Products	836,574	—	—
Pharmaceuticals	21,605,413	—	—
Professional Services	5,229,660	—	—
Real Estate Management & Development	2,226,224	—	—
Road & Rail	5,691,108	—	—
Semiconductors & Semiconductor Equipment	11,786,046	—	—
Software	37,175,889	—	—
Specialty Retail	3,297,565	—	—
Technology Hardware, Storage & Peripherals	9,417,675	—	—
Thrifts & Mortgage Finance	3,146,028	—	—
Trading Companies & Distributors	5,498,381	—	—
Wireless Telecommunication Services	9,025,483	—	—

Affiliated Mutual Fund	514,206	—	—
U.S. Treasury Obligations	—	1,044,674	—
Common Stocks — Short
Auto Components	(2,851,294)	—	—
Banks	(8,263,736)	—	—
Beverages	(424,503)	—	—
Biotechnology	(11,588,702)	—	—
Building Products	(2,040,294)	—	—
Capital Markets	(5,160,459)	—	—
Chemicals	(2,021,770)	—	—
Commercial Services & Supplies	(4,367,135)	—	—
Communications Equipment	(954,990)	—	—
Construction & Engineering	(883,596)	—	—
Containers & Packaging	(8,268,487)	—	—
Electrical Equipment	(307,098)	—	—
Electronic Equipment, Instruments & Components	(4,142,086)	—	—
Energy Equipment & Services	(765,408)	—	—
Entertainment	(4,550,900)	—	—
Equity Real Estate Investment Trusts (REITs)	(6,460,411)	—	—
Food Products	(563,901)	—	—
Health Care Equipment & Supplies	(8,048,427)	—	—
Health Care Providers & Services	(1,696,388)	—	—
Health Care Technology	(1,656,685)	—	—
Hotels, Restaurants & Leisure	(2,825,774)	—	—
Household Durables	(2,471,593)	—	—
Household Products	(2,034,186)	—	—
Insurance	(1,599,936)	—	—
Interactive Media & Services	(5,166,488)	—	—
Internet & Direct Marketing Retail	(2,740,977)	—	—
IT Services	(18,847,445)	—	—
Life Sciences Tools & Services	(1,652,554)	—	—

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks — Short (continued)
Machinery	$ (13,962,644)	$ —	$—
Media	(1,370,390)	—	—
Metals & Mining	(4,961,880)	—	—
Oil, Gas & Consumable Fuels	(10,034,282)	—	—
Pharmaceuticals	(861,267)	—	—
Professional Services	(4,360,229)	—	—
Semiconductors & Semiconductor Equipment	(6,245,882)	—	—
Software	(14,589,013)	—	—
Specialty Retail	(3,441,880)	—	—
Technology Hardware, Storage & Peripherals	(167,270)	—	—
Thrifts & Mortgage Finance	(1,895,417)	—	—
Trading Companies & Distributors	(2,011,828)	—	—
Other Financial Instruments*
Futures Contracts	5,196	—	—
Total	$296,809,621	$1,044,674	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 98.7%
Alabama 0.7%
Black Belt Energy Gas District, Revenue, Series B-1, (Mandatory Put Date 12/01/23), 1 Month LIBOR + 0.900%	2.474%(c)	12/01/48	1,000	$ 973,800
Alaska 0.4%
City of Valdez, Revenue, Exxon Mobil Corp., Rfdg, (Mandatory Put Date 01/01/19)	1.660(cc)	12/01/29	650	650,000
Arizona 3.2%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.420(c)	01/01/37	2,005	1,909,201
Arizona Industrial Development Authority, Revenue, Pinecrest Academy Horizon, Series A, 144A	5.000	07/15/28	500	521,660
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	560	567,196
Maricopa County Industrial Development Authority,
Revenue, Paradise School Project, Rfdg, 144A	4.000	07/01/26	500	503,965
Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	505,490

Salt Verde Finance Corp., National Gas Utility, Revenue	5.250	12/01/21	555	600,183
				4,607,695
California 5.6%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	480	494,688
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000	07/01/22	250	257,600
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21	400	413,440
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	284,143
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/25	285	300,327
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	344,147

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California School Finance Authority, (cont’d.)
Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%	07/01/25	550	$559,658

Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	813,188
City of Fontana Sierra Hills, Special Tax, Series 22, Rfdg	4.000	09/01/19	385	389,643
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	244,555
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26	900	1,002,969
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,000	1,118,490

Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	3.203(c)	11/15/27	700	699,930
Southern California Public Power Authority Natural Gas Project, Revenue, Project No.1, Series A-1, 3 Month LIBOR + 1.470%	3.172(c)	11/01/38	1,360	1,258,027
				8,180,805
Colorado 4.2%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000	10/01/32	500	525,795
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	500	497,150
Colorado Health Facilities Authority,
Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000	07/01/19	100	101,320
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	306,888
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/20	695	710,165
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	132,366
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	300	315,216
Revenue, Retirement Communities, Series A, Rfdg	4.000	12/01/19	515	523,029
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	1,000	1,009,500

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	677,989
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,223,101
				6,022,519

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Connecticut 1.9%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000%	04/01/22	900	$ 944,964
State of Connecticut, Series C, GO	5.000	06/15/26	1,000	1,137,630
State of Connecticut, Special Tax,
Revenue, Series A	5.000	08/01/25	375	428,111
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	165	186,086
				2,696,791
Delaware 0.8%
Delaware State Economic Development Authority,
Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	740,416
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	435	428,197
				1,168,613
District of Columbia 2.4%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	650	656,487
District of Columbia KIPP Charter School,
Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	145	163,474
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	299,332

Metropolitan Washington Airports Authority, Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,327,040
				3,446,333
Florida 8.0%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	283,165
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	624,431

Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	768,727
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,434
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	535,755
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	300	301,485
Special Assessment	4.250	05/01/25	400	401,936
Special Assessment	4.250	05/01/26	250	249,207

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Lakewood Ranch Stewardship District, (cont’d.)
Special Assessment	4.625%	05/01/27	500	$507,055

Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950	12/15/21	250	254,412
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,057,950
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	167,885
Revenue, Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	65	69,709

Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	450	502,762
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	98,264
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	150	151,848
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	200	202,736
Special Assessment, Revenue, Rfdg	3.000	05/01/21	165	168,317
Special Assessment, Revenue, Rfdg	4.000	05/01/26	245	259,181
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	910	916,479
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,210	1,251,321
Special Assessment, Revenue, Rfdg	4.000	05/01/24	855	904,556
Special Assessment, Revenue, Rfdg	4.000	05/01/25	240	254,868
Special Assessment, Revenue, Rfdg	4.000	05/01/26	280	295,854

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	315	330,051
Village Community Development District No. 11, Special Assessment, Revenue	3.250	05/01/19	185	185,929
Village Community Development District No. 12,
Special Assessment, Revenue	2.875	05/01/21	495	496,455
Special Assessment, Revenue, 144A	3.250	05/01/23	250	250,072
				11,531,844
Georgia 3.2%
Atlanta Development Authority, Revenue, Senior Healthcare Facilities, Georgia Proton Treatment Center, Series A-1	6.000	01/01/23	300	300,372
Burke County Development Authority, Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250	11/01/45	500	498,075

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Georgia (cont’d.)
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.324%(c)	04/01/48	1,000	$ 988,150
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,000	1,055,920

Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,143,080
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	680,512
				4,666,109
Idaho 0.7%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	975,810
Illinois 19.7%
Chicago Board of Education,
Series A, GO, AMBAC, Rfdg	5.500	12/01/23	315	345,275
Series A, GO, Rfdg	4.000	12/01/20	500	505,400
Series C, GO, Rfdg	5.000	12/01/22	1,500	1,561,470
Series F, GO, Rfdg	5.000	12/01/19	365	371,271
Series F, GO, Rfdg	5.000	12/01/22	1,000	1,040,980
Series F, GO, Rfdg (Escrowed to Maturity Date 12/01/19)(ee)	5.000	12/01/19	70	71,975

Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	218,496
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,730,636
City of Chicago,
Series A, GO	5.000	01/01/20	200	203,496
Series A, GO, Rfdg (Escrowed to Maturity Date 01/01/24)(ee)	5.000	01/01/24	335	340,494
Series B, GO, Rfdg	5.000	01/01/19	750	750,000
Series B, GO, Rfdg	5.000	01/01/23	370	390,239
Series C, GO, Rfdg	5.000	01/01/20	250	254,467
Series C, GO, Rfdg	5.000	01/01/22	945	987,705
City of Chicago Wastewater Transmission,
Revenue, Second Lien	4.000	01/01/20	1,120	1,139,387
Revenue, Second Lien, Rfdg	5.000	01/01/25	390	415,752
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,063,646
City of Chicago Waterworks,
Revenue, Second Lien	4.000	11/01/24	110	115,574

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
City of Chicago Waterworks, (cont’d.)
Revenue, Second Lien Project	4.000%	11/01/21	375	$ 391,822
Revenue, Second Lien, Rfdg	4.000	11/01/19	490	497,468
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,097,972
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	403,915
Revenue, Second Lien, Rfdg	5.000	11/01/22	750	819,157
Revenue, Second Lien, Rfdg	5.000	11/01/24	600	671,184
Revenue, Second Lien, Series 2017-2, Rfdg	5.000	11/01/24	270	302,033

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	325,314
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,111,430
Illinois Finance Authority,
Revenue, Advocate Healthcare, Series A-2, Rfdg, (Mandatory Put Date 02/12/20)	5.000	11/01/30	350	361,368
Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.994(c)	05/01/36	500	501,600
Revenue, Silver Cross Hospital, Series C, Rfdg	5.000	08/15/19	155	157,314

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A, Rfdg	5.000	01/01/28	500	594,620
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	500	559,660
Revenue	5.375	06/01/21	705	754,005

Regional Transportation Authority, Revenue, Series A, Rfdg	5.500	07/01/25	760	892,909
State of Illinois,
GO	5.000	02/01/22	200	209,212
GO, AGM, Rfdg	4.000	01/01/20	525	532,943
GO, Rfdg	5.000	02/01/24	500	530,775
Revenue	5.000	06/15/24	705	753,913
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,469,491
Revenue, Series A, GO	4.000	06/15/19	150	151,153
Series 2010, GO, AGM, Rfdg	5.000	01/01/20	200	204,980
Series A, GO	4.000	01/01/23	360	364,054
Series A, GO	5.000	04/01/20	455	466,407
Series A, GO, AGM	4.000	09/01/22	150	150,224
Series B, GO, Rfdg	5.250	01/01/21	715	741,841
Series D, GO	5.000	11/01/23	1,500	1,592,910

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	482,116
				28,598,053

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Indiana 0.9%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050%	06/01/25	500	$ 499,990
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	858,580
				1,358,570
Iowa 0.7%
Iowa Finance Authority,
Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000	12/01/19	540	547,868
Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500	12/01/22	415	415,419
				963,287
Kentucky 1.1%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	500	517,315
Kentucky Public Energy Authority, National Gas Utility, Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,000	1,057,130
				1,574,445
Louisiana 1.3%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	110,595
GO, Rfdg	5.000	12/01/23	150	169,224
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	332,589
Revenue	5.000	06/01/24	200	225,586
Revenue, Rfdg	5.000	06/01/19	400	404,896
Revenue, Rfdg	5.000	06/01/20	350	364,182

Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	288,405
				1,895,477
Maryland 0.4%
Frederick County Special Obligation, Urbana Community Development Authorization,
Special Tax, Series A, Rfdg	5.000	07/01/20	100	104,971
Special Tax, Series A, Rfdg	5.000	07/01/21	100	105,367

Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	391,388
				601,726

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts 0.1%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	220	$ 222,963
Michigan 0.8%
City of Detroit, GO	5.000	04/01/21	500	518,440
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	435,080
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	160	163,083
				1,116,603
Minnesota 0.5%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	528,285
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000	09/01/19	185	188,191
				716,476
Mississippi 0.3%
Mississippi Business Finance Corp., Revenue, Chevron Corp., Series F, (Mandatory Put Date 01/01/19)	1.670(cc)	11/01/35	500	500,000
Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, Lutheran Senior Services, Rfdg	2.150	02/01/19	500	499,845
Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000	05/01/19	125	126,033
				625,878
Nevada 0.5%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	532,920
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500	12/15/29	250	250,290
				783,210

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey 6.9%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	$ 506,010
New Jersey Building Authority,
Revenue, Series A, Rfdg	5.000	06/15/21	625	660,525
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	64,402
New Jersey Economic Development Authority,
Revenue, Continental Airlines, Inc., AMT, Rfdg	5.750	09/15/27	700	766,647
Revenue, Police Barracks Project	4.750	06/15/19	245	247,712
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	531,705
Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity Date 03/01/19)(ee)	5.000	03/01/19	150	150,781
Revenue, Series XX, Rfdg	5.000	06/15/22	860	924,139
Revenue, Series XX, Rfdg	5.000	06/15/24	420	461,714
Revenue, Transit Project Sublease, Series A, Rfdg	5.000	05/01/19	275	277,489
Revenue, United Airlines, Series A, AMT	4.875	09/15/19	510	517,655
New Jersey Health Care Facilities Financing Authority,
Revenue, Holy Name Medical Center, Rfdg	4.250	07/01/19	150	151,275
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	319,222
Revenue, Holy Name Medical Center, Rfdg	5.000	07/01/19	235	237,858
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	550,590
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	134,018
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA	5.000	06/15/19	100	101,241
Revenue, Series B, AGM, Rfdg	5.500	12/15/21	175	190,150
Revenue, Series B, NATL, Rfdg	5.500	12/15/20	200	211,858
Revenue, Series B, Rfdg	5.250	12/15/19	440	451,994
Revenue, Transportation Project, Series AA	5.000	06/15/22	455	489,871
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	250	274,162

New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.340(c)	01/01/24	1,000	1,001,540
South Jersey Transportation Authority LLC,
Revenue, Series A, Rfdg	5.000	11/01/20	100	104,528
Revenue, Series A, Rfdg	5.000	11/01/21	350	372,648
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/26	160	180,666
Revenue, Series A, Rfdg	5.000	06/01/27	170	192,539
				10,072,939
New York 4.5%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, Rfdg, 144A	5.000	12/01/21	500	534,005

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York (cont’d.)
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 05/01/20)	2.000%	02/01/29	500	$ 498,045
New York Transportation Development Corp.,
Revenue, Delta Air Lines, Inc., AMT	5.000	01/01/27	2,000	2,262,700
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,072,290
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,090,890

Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	1,050	1,094,478
				6,552,408
North Carolina 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	518,145
North Dakota 0.4%
Burleigh County Healthcare, St. Alexius Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000	07/01/20	500	514,275
Ohio 4.2%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	3,505	3,270,586
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	952,440

Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	268,543
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	765,598
Ohio Air Quality Development Authority, Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	497,340
State of Ohio, Revenue, Portsmouth Bypass Project, AMT	5.000	06/30/19	265	268,267
				6,022,774

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Oklahoma 0.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000%	08/15/25	450	$ 505,071
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg, (Mandatory Put Date 06/01/25)	5.000	06/01/35	250	269,278
				774,349
Oregon 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	110	112,012
Pennsylvania 4.8%
Allegheny County Hospital Development Authority, Revenue, Allegheny Health Network, Series A, Rfdg	5.000	04/01/27	1,000	1,149,010
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	390	394,777
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,138,960
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,156,840
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	569,910

East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	554,495
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg, (Mandatory Put Date 04/01/20)	2.700	10/01/34	1,000	997,060
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	320	325,482
Pennsylvania Turnpike Commission, Revenue, Series A-2, Rfdg	5.000	12/01/26	580	680,758
				6,967,292
Rhode Island 1.4%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	579,652
Revenue, Series A, Rfdg	5.000	06/01/24	1,385	1,524,553
				2,104,205

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000%	12/01/24	280	$ 298,393
Tennessee 0.7%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Series A, Rfdg	4.750	07/01/27	650	674,850
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	277,098
				951,948
Texas 11.0%
Austin Convention Enterprises, Inc.,
Revenue, First Tier Convention Center, Rfdg	5.000	01/01/26	1,500	1,681,125
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000	01/01/25	650	722,338

Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	536,385
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,042,830
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	666,657
Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	188,953

City of Houston Airport System, Revenue, Sub-Series A, AMT	5.000	07/01/25	1,000	1,146,430
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	345	351,745
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	445,957
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	641,750
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	234,761

Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000	04/01/20	750	770,100
Decatur Hospital Authority, Wise Regional Health Systems,
Revenue, Series A, Rfdg	4.000	09/01/20	200	204,190
Revenue, Series A, Rfdg	5.000	09/01/22	150	161,078
Revenue, Series A, Rfdg	5.000	09/01/23	150	163,499

Gulf Coast Authority, Revenue, Exxon Project, Rfdg, (Mandatory Put Date 01/01/19)	1.660(cc)	06/01/20	500	500,000

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)

Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%	02/15/22	75	$ 76,737
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	525,095
New Hope Cultural Education Facilities Finance Corp.,
Revenue, Jubilee Academic Center Project, 144A	4.250	08/15/27	500	492,185
Revenue, MRC Crestview, Rfdg	4.000	11/15/26	1,060	1,058,537
Revenue, Tarelton St. University Student Housing Project, Series A	4.000	04/01/21	300	306,387

North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000	01/01/21	100	105,656
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	669,652
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue, Senior Lien, Series A	5.250	12/15/19	100	103,071
Revenue, Senior Lien, Series B, 3 Month LIBOR + 0.700%	2.568(c)	12/15/26	760	752,377
Revenue, Senior Lien, Series D	6.250	12/15/26	935	1,068,359

Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, 3 Month LIBOR + 0.870%	2.738(c)	09/15/27	1,405	1,390,655
				16,006,509
Utah 1.1%
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	250	272,892
Revenue, Series A, AMT	5.000	07/01/26	1,000	1,157,310

Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	140	140,217
				1,570,419
Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000	05/01/21	100	103,888
Virginia 0.9%
Virginia College Building Authority,
Revenue, Green Bond, Marymount University Project, Series B, 144A	5.000	07/01/20	500	514,285

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Virginia (cont’d.)
Virginia College Building Authority, (cont’d.)
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000%	07/01/20	525	$539,999

Virginia Small Business Financing Authority, Revenue, Senior Lien, Express Lanes, AMT	4.250	07/01/22	225	237,247
				1,291,531
Washington 0.2%
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	300	313,368
West Virginia 0.9%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	496,945
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500	06/01/27	250	246,207
West Virginia Economic Development Authority, Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	496,775
				1,239,927
Wisconsin 2.6%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000	06/01/23	500	524,760
Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg, 144A	5.000	01/01/24	1,000	1,070,550
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	2,000	2,127,880
				3,723,190

TOTAL INVESTMENTS 98.7% (cost $142,830,332)				143,014,579
Other assets in excess of liabilities 1.3%				1,883,462

Net Assets 100.0%				$ 144,898,041

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2018.

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$ 973,800	$—
Alaska	—	650,000	—
Arizona	—	4,607,695	—
California	—	8,180,805	—
Colorado	—	6,022,519	—
Connecticut	—	2,696,791	—
Delaware	—	1,168,613	—
District of Columbia	—	3,446,333	—
Florida	—	11,531,844	—
Georgia	—	4,666,109	—
Idaho	—	975,810	—
Illinois	—	28,598,053	—
Indiana	—	1,358,570	—
Iowa	—	963,287	—
Kentucky	—	1,574,445	—
Louisiana	—	1,895,477	—
Maryland	—	601,726	—
Massachusetts	—	222,963	—
Michigan	—	1,116,603	—
Minnesota	—	716,476	—
Mississippi	—	500,000	—
Missouri	—	625,878	—
Nevada	—	783,210	—
New Jersey	—	10,072,939	—
New York	—	6,552,408	—
North Carolina	—	518,145	—
North Dakota	—	514,275	—
Ohio	—	6,022,774	—

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Oklahoma	$—	$ 774,349	$—
Oregon	—	112,012	—
Pennsylvania	—	6,967,292	—
Rhode Island	—	2,104,205	—
South Carolina	—	298,393	—
Tennessee	—	951,948	—
Texas	—	16,006,509	—
Utah	—	1,570,419	—
Vermont	—	103,888	—
Virginia	—	1,291,531	—
Washington	—	313,368	—
West Virginia	—	1,239,927	—
Wisconsin	—	3,723,190	—
Total	$—	$143,014,579	$—

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Diversified REITs 6.7%
American Assets Trust, Inc.	18,587	$ 746,640
Empire State Realty Trust, Inc. (Class A Stock)	32,871	467,754
Liberty Property Trust	5,237	219,326
		1,433,720
Health Care REITs 13.2%
Community Healthcare Trust, Inc.	5,369	154,788
MedEquities Realty Trust, Inc., REIT	62,389	426,741
Medical Properties Trust, Inc.	29,387	472,543
Welltower, Inc.	25,405	1,763,361
		2,817,433
Hotel & Resort REITs 8.6%
Apple Hospitality REIT, Inc.	23,825	339,745
DiamondRock Hospitality Co.	50,056	454,508
Host Hotels & Resorts, Inc.	28,034	467,327
MGM Growth Properties LLC (Class A Stock), REIT	22,232	587,147
		1,848,727
Industrial REITs 17.5%
Americold Realty Trust, REIT	35,027	894,590
Duke Realty Corp.	26,190	678,321
Prologis, Inc.	17,319	1,016,972
Rexford Industrial Realty, Inc., REIT	19,965	588,368
STAG Industrial, Inc., REIT	22,979	571,717
		3,749,968
Office REITs 11.5%
Columbia Property Trust, Inc.	7,725	149,479
Hudson Pacific Properties, Inc.	16,726	486,057
JBG SMITH Properties, REIT	18,889	657,526
Kilroy Realty Corp., REIT	11,991	753,994
Tier REIT, Inc., REIT	20,076	414,168
		2,461,224
Residential REITs 16.4%
American Campus Communities, Inc.	9,332	386,251
AvalonBay Communities, Inc.	7,974	1,387,875
Camden Property Trust, REIT	4,378	385,483

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Equity LifeStyle Properties, Inc., REIT	11,232	$ 1,090,964
UDR, Inc.	6,451	255,589
		3,506,162
Retail REITs 8.6%
Macerich Co. (The)	18,922	818,944
Regency Centers Corp.	3,882	227,796
Simon Property Group, Inc.	4,784	803,664
		1,850,404
Specialized REITs 16.7%
Crown Castle International Corp.	3,138	340,881
Digital Realty Trust, Inc.	8,225	876,374
Equinix, Inc.	2,160	761,530
Extra Space Storage, Inc.	4,397	397,840
Four Corners Property Trust, Inc.	16,301	427,086
Public Storage	722	146,140
VICI Properties, Inc.	33,376	626,801
		3,576,652

Total Long-Term Investments (cost $20,528,045)		21,244,290

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $135,764)(w)	135,764	135,764

TOTAL INVESTMENTS 99.8% (cost $20,663,809)		21,380,054
Other assets in excess of liabilities 0.2%		33,695

Net Assets 100.0%		$ 21,413,749

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$ 1,433,720	$—	$—
Health Care REITs	2,817,433	—	—
Hotel & Resort REITs	1,848,727	—	—
Industrial REITs	3,749,968	—	—
Office REITs	2,461,224	—	—
Residential REITs	3,506,162	—	—
Retail REITs	1,850,404	—	—
Specialized REITs	3,576,652	—	—

Affiliated Mutual Fund	135,764	—	—
Total	$21,380,054	$—	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange Traded Fund
GO—General Obligation
LIBOR—London Interbank Offered Rate
NASDAQ—National Association of Securities Dealers Automated Quotations
NATL—National Public Finance Guaranty Corp.
REITs—Real Estate Investment Trusts
Rfdg—Refunding
S&P—Standard & Poor
SPDR—Standard & Poor’s Depositary Receipts
UTS—Unit Trust Security

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    February 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    February 14, 2019

* Print the name and title of each signing officer under his or her signature.